Document	Sep. 08, 2020	Apr. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security		Class A Common Stock, par value $0.01 per share
Entity File Number	1-13395
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	56-2010790
Entity Address, Address Line One		4401 Colwick Road
Entity Address, City or Town		Charlotte,
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28211
City Area Code	(704)
Local Phone Number	566-2400
Pre-commencement Issuer Tender Offer		false
Trading Symbol		SAH
Security Exchange Name		NYSE
Amendment Flag	false
Entity Central Index Key	0001043509
Entity Registrant Name	SONIC AUTOMOTIVE, INC.